Net Defined Benefit Liability (Asset) - Summary Of Details Of Net Defined Benefit Liability (Asset) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Description of type of retirement benefit plan	Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of salary at the time of termination.	Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of salary at the time of termination.
Description of nature of benefits provided by plan	The assets of the plans are measured at their fair value at the end of reporting date.	The assets of the plans are measured at their fair value at the end of reporting date.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.	The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.
Description of risks to which plan exposes entity	Volatility of asset The defined benefit obligation was estimated with an interest rate calculated based on the return on high quality corporate bond. A deficit may occur if the rate of return of plan assets falls short of the interest rate. Decrease in the return on high quality corporate bond A decrease in the return on high quality corporate bond will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation. Risk of inflation Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.	Volatility of asset The defined benefit obligation was estimated with an interest rate calculated based on the return on high quality corporate bond. A deficit may occur if the rate of return of plan assets falls short of the interest rate. Decrease in the return on high quality corporate bond A decrease in the return on high quality corporate bond will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation. Risk of inflation Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation	₩ 1,751,605	₩ 1,574,087
Fair value of plan assets	(1,892,290)	(1,807,408)
Net defined benefit liabilities (assets)	₩ (140,685)	₩ (233,321)